LONG-TERM LOANS (Tables)	12 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Schedule Of Debt Instruments [Table Text Block]
		June 30,
		2017	2018

MYR denominated loan	(i)	782	1,016
SGD denominated loan	(ii)	187	177
Convertible Bond	(iii)	20,032	19,866
		$21,001	$21,059

Less: current portion		(420)	(350)

		$20,581	$20,709

i.	The MYR denominated loans are repayable in 3 to 75 installments with the last installment due in December 2041. For the year ended June 30, 2018, the effective interest rates ranged from 2.19% to 5.68% per annum. The borrowings are secured by the mortgages of buildings, vehicles in Malaysia, with an aggregate carrying value of $1,396 and $2,666 as of June 30, 2017 and 2018, respectively.

ii.	The SGD denominated loans are repayable in 10 to 31 installments with the last installment due on March 15, 2024. For the year ended June 30, 2018, the effective interest rates ranged from 2.68% to 5.44% per annum. The borrowing is secured by vehicles with a total carrying value of $307 and $204 as of June 30, 2017 and 2018, respectively.

iii.	Convertible Bond

On May 30, 2014, the Company entered into a Convertible Bond agreement with International Finance Corporation ("IFC"), under which the Company borrowed $20,000 from IFC (the “Convertible Bond”) with an interest rate of 2.1% per annum and commitment fee of 0.5% per annum paid in arrears semi-annually. The Convertible Bond has a five year term and was drawn down on August 30, 2014 and is repayable in full on August 29, 2019. The loan may not be prepaid before it is due.

Schedule of Maturities of Long-term Debt [Table Text Block]	Scheduled principal payments for all outstanding long-term loans as of June 30, 2018 are as follows:
Year ending June 30,
2019	$826
2020	20,267
2021	239
2022	167
2023 and onwards	295
$21,794